Organization and Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Summary of Significant Accounting Policies
Organization and Summary of Significant Accounting Policies
Organization and Business Activity
La Jolla Pharmaceutical Company (the “Company”) is a biopharmaceutical company focused on the discovery and development of novel therapeutics for the treatment of chronic organ failure and cancer. The Company was incorporated in 1989 as a Delaware corporation. On June 7, 2012, the Company reincorporated in the State of California.
Basis of Presentation
The Company has a history of recurring losses from operations and, as of December 31, 2012, the Company had no revenue sources, an accumulated deficit of $447,366,000 and available cash and cash equivalents of $3,405,000. Management believes that its current cash resources are sufficient to fund planned operations for at least the next 12 months.
Significant 2012 Events
On January 19, 2012, the Company entered into an Asset Purchase Agreement (the “Agreement”), dated as of January 19, 2012, with Solana Therapeutics, Inc., a Delaware corporation (“Solana”) (the “Strategic Transaction”). Pursuant to the Agreement, the Company agreed to acquire from Solana the global development and commercialization rights to an investigational new drug referred to as GCS-100 (“GCS-100”), which included patents and patent rights, regulatory registrations and study drug supplies (collectively, the “Purchased Assets”). The acquisition of the Purchased Assets was completed on January 19, 2012 (the “Closing”). In consideration for the Purchased Assets, the Company agreed to pay a nominal amount at the Closing and agreed to use commercially reasonable efforts to complete a Phase 2a clinical study of GCS-100. GCS-100 is a first-in-class inhibitor of galectin-3, a novel molecular target implicated in chronic organ failure and cancer.
On January 19, 2012, the Company entered into a Consent and Amendment Agreement (the “Third Amendment Agreement”) with certain of its Series C-1[1] Convertible preferred stockholders to amend the terms of the Securities Purchase Agreement, dated as of May 24, 2010 (“Securities Purchase Agreement”), and the forms of Cash Warrants and Cashless Warrants (as defined in the Securities Purchase Agreement), as well as to adopt the Certificate of Designations, Preferences and Rights of Series C-1[2] Convertible Preferred Stock (the “Series C-1[2] Stock”), Series C-2[2] Convertible Preferred Stock (the “Series C-2[2] Stock”), Series D-1[2] Convertible Preferred Stock (the “Series D-1[2] Stock”) and Series D-2[2] Convertible Preferred Stock (the “Series D-2[2] Stock”) (the “Series C/D Certificate”). Under the Third Amendment Agreement, the Termination Date (as defined in the Cash Warrants and Cashless Warrants) was amended to extend the Termination Date to the date that is three years following the Closing of the asset purchase.
As part of the Third Amendment Agreement, the Company designated four new series of preferred stock on January 19, 2012: its Series C-1[2] Stock, Series C-2[2] Stock, Series D-1[2] Stock, and Series D-2[2] Stock (collectively, the “2012 New Preferred Stock”). It exchanged on a one-for-one exchange ratio each share of its existing Series C-1[1] Convertible Preferred Stock that was outstanding for a new share of Series C-1[2] Stock. Each holder of 2012 New Preferred Stock may convert its 2012 New Preferred Stock shares into the Company’s common stock, par value $0.0001 per share (“Common Stock”), subject to a weekly conversion cap equal to the product of the face amount of the outstanding Series C-1[2] Stock held by the stockholder on the Closing multiplied by the Conversion Cap (as defined in the Series C/D Certificate) for such week. Depending on the Volume-Weighted Closing Price, or VWCP, for the last 3 Trading Days during the previous calendar week, the Conversion Cap can range from 0% to 3.76%. Each holder of the 2012 New Preferred Stock may only convert such preferred shares into Common Stock to the extent that after such conversion such holder owns less than 9.999% of the Company’s issued and outstanding Common Stock.
The Company’s Board of Directors, approved a reverse stock split effective on February 17, 2012, with such reverse stock split having an exchange ratio of 1-for-100 (the “2012 Reverse Stock Split”). No fractional shares were issued and, instead, stockholders received the cash value of any fractional shares that would have been issued. Share amounts in the consolidated financial statements are shown post-split and therefore have been retroactively adjusted to reflect the 2012 Reverse Stock Split.
On December 12, 2012, the Company entered into a Consent and Waiver Agreement (the “Waiver Agreement”), with its preferred stockholders. Pursuant to the Waiver Agreement, the preferred stockholders waived their 12-month redemption right and the requirement for the Company to keep net cash of $2.9 million.
Effective December 31, 2012, the Company entered into a Consent, Waiver and Amendment Agreement (the “Second Waiver Agreement”) with its preferred stockholders. Pursuant to the Second Waiver Agreement, the preferred stockholders waived their redemption rights for the Series C-1[2] Stock and Series C-2[2] Stock, removed the “full-ratchet” anti-dilution from the Series C-1[2] Stock, Series C-2[2] Stock and Series D-1[2] Stock and relinquished their right to receive warrants to purchase Series D-2[2] Stock (the “Series D-2[2] Warrants”) upon the exercise of the warrants to purchase Series C-2[2] Stock (the “Series C-2[2] Warrants”). The Company’s preferred stockholders also exercised a portion of their Series C-2[2] Warrants, which resulted in the Company receiving $500,000 in net proceeds and the preferred stockholders receiving 500 shares of Series C-2[2] Stock.
Significant 2011 Events
In March 2011, the Company and its formerly wholly-owned subsidiary, Jewel Merger Sub, Inc. acquired the rights to compounds known as Regenerative Immunophilin Ligands (“RILs” or “Compounds”) from privately held GliaMed, Inc. (“GliaMed”). The Compounds were acquired pursuant to an Asset Purchase Agreement (the “Asset Agreement”) for a nominal amount, and if certain development and regulatory milestones were met, the Company would have paid GliaMed additional consideration consisting of up to 8,205 shares of newly designated Series E Convertible Preferred Stock (the “Series E Preferred”), which would have been convertible into approximately 20% of the Company’s fully diluted outstanding common stock on an as-converted basis. GliaMed would have also been eligible for a potential cash payment from the Company if a Compound was approved by the Food and Drug Administration, or FDA, or European Medicines Agency, or EMA, in two or more clinical indications (see Note 3).
Also in March 2011, the Company entered into a Consent and Amendment Agreement (the “Consent Agreement”), dated as of March 29, 2011, with certain holders of convertible redeemable Series C-1 Stock, in order to amend certain terms of the Securities Purchase Agreement (see Note 4). The purpose of the Consent Agreement was to revise certain terms of the Company’s outstanding preferred securities in connection with the Company’s acquisition of the Compounds. Additionally, as part of the Consent Agreement, the Company designated five new series of preferred stock: its Series C-1[1] Convertible Preferred Stock (the “Series C-1[1] Preferred”), Series C-2[1] Convertible Preferred Stock (the “Series C-2[1] Preferred”), Series D-1[1] Convertible Preferred Stock (the “Series D-1[1] Preferred”), Series D-2[1] Convertible Preferred Stock (the “Series D-2[1] Preferred” and collectively with the Series C-1[1] Preferred, the Series C-2[1] Preferred and the Series D-1[1] Preferred, the “New Preferred Stock”) and Series E Preferred. The Company exchanged on a one-for-one basis each share of its existing Series C-1 Preferred that was outstanding for a new share of Series C-1[1] Preferred (see Note 4). Unless otherwise indicated, references herein to Series C-1[1] Preferred reflect the one-for-one exchange.
Following the acquisition of the Compounds, the Company initiated a confirmatory preclinical animal study in April 2011 studying the lead RIL compound, LJP1485. This study was completed in May 2011, after which the Company received final data from Charles River Laboratories, the Company’s clinical research organization (the “CRO”), which showed that the predetermined study endpoints, as set forth in the Asset Agreement, were not met and that the LJP1485 compound did not show statistically significant improvement in the study endpoints as compared to vehicle (placebo).
In June 2011 and August 2011, the Company and the Purchasers entered into two amendment agreements, which, among other things, prolonged the temporary suspension of dividends on the Series C-1[1] Preferred and Series C-2[1] Preferred and provided additional working capital to the Company.
Pursuant to the Consent Agreement, the Company’s existing holders of Series C-1[1] Preferred were not required to exercise their Cash Warrants due to the failure of the LJP1485 study. The preferred stockholders elected to not exercise the Cash Warrants, which then provided GliaMed with the right to reacquire the Compounds through the purchase of the outstanding capital stock of Jewel Merger Sub, Inc. (which held title to the Compounds) for the same nominal consideration that GliaMed received at the closing of the Company’s acquisition of the Compounds.
The cost for this preclinical study, including the Company’s operating costs, of approximately $712,000 was funded through cash on hand, which was made available for this expense due to the forfeiture of dividends on the Company’s outstanding Series C-1[1] Preferred and Series C-2[1] Preferred (together, the “Series C1 Preferred”) for the period from November 26, 2010 to May 31, 2011 (the “Forfeited Dividend”), the receipt of cash from certain current investors pursuant to the Consent Agreement, and a temporary reduction in the salaries of the Company’s then current officers. The stockholders no longer have any rights to receive stock for their Forfeited Dividend or any consideration for the cash payment made pursuant to the Consent Agreement.
The Company’s Board of Directors, approved a reverse stock split effective on April 14, 2011, with such reverse stock split having an exchange ratio of 1-for-100 (the “2011 Reverse Stock Split”). No fractional shares were issued and, instead, stockholders received the cash value of any fractional shares that would have been issued. Share amounts in the consolidated financial statements are shown post-split and therefore have been retroactively adjusted to reflect the 2011 Reverse Stock Split.
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of La Jolla Pharmaceutical Company and its wholly-owned subsidiaries, SL JPC Sub, Inc., which was incorporated in Delaware in December 2011, and Jewel Merger Sub, Inc., which was incorporated in Delaware in December 2009. In March 2011, the Company and Jewel Merger Sub, Inc. acquired assets related to certain Compounds from GliaMed. In June 2011, GliaMed repurchased the Compounds by acquiring all of the outstanding capital stock of Jewel Merger Sub for the same nominal amount that it received from the Company for the Compounds.
Use of Estimates
The preparation of consolidated financial statements in conformity with United States generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and disclosures made in the accompanying notes to the consolidated financial statements. Actual results could differ materially from those estimates.
Property and Equipment
Property and equipment is stated at cost and has been depreciated using the straight-line method over the estimated useful lives of the assets (primarily five years). As of December 31, 2012 and 2011, property and equipment was comprised of $2,186,000 of fully depreciated computer equipment and software. There was no depreciation expense for the years ended December 31, 2012 and 2011.
Patents
The Company received notice of patents being issued for GCS-100 in May of 2012 and in January of 2013. During January 2012, the Company acquired certain patents and patent rights for GCS-100 as part of the Purchased Assets from Solana. The Company will file patent applications in the United States and in foreign countries for the protection of these and other proprietary technologies and drug candidates as deemed appropriate.
Share-Based Compensation
The Company records compensation expense associated with stock options and other share-based awards in accordance with the authoritative guidance for stock-based compensation. The cost of employee services received in exchange for an award of an equity instrument is measured at the grant date, based on the estimated fair value of the award, and is recognized as expense on a straight-line basis, net of estimated forfeitures, over the requisite service period of the award. Share-based compensation expense recognized during the period is based on the value of the portion of share-based payment awards that is ultimately expected to vest during the period and has been reduced for estimated forfeitures. The guidance requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Pre-vesting forfeitures were estimated to be 0% for employees in the years ended December 31, 2012 and 2011, based on the Company’s historical experience and expected future activities.
Total share-based compensation expense related to share-based awards for the years ended December 31, 2012 and 2011 was comprised of the following (in thousands):

	December 31,
	2012	2011
Research and development	$805	$—
General and administrative	7,799	254
Share-based compensation expense included in operating expenses	$8,604	$254
Share-based compensation expense from:
Stock options	$7,640	$254
Restricted stock awards and restricted stock units	964	—
Share-based compensation expense included in operating expenses	$8,604	$254

The cost of non-employee services received in exchange for an award of equity instrument is measured based on either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. There were two awards of restricted stock units to non-employees outstanding at December 31, 2012. There were no non-employee stock options outstanding at December 31, 2011.
Reverse Stock Splits
The Board of Directors approved the 2012 Reverse Stock Split of the Company’s Common Stock, which became effective on February 17, 2012, with an exchange ratio of 1-for-100. The Board of Directors approved the 2011 Reverse Stock Split of the Company’s Common Stock, which became effective on April 14, 2011, with an exchange ratio of 1-for-100.
All Common Stock share and per share information in the accompanying consolidated financial statements and notes included in this report have been restated to reflect retrospective application of the two reverse stock splits for all periods presented, except for par value per share and the number of authorized shares, which were not affected by either the 2012 Reverse Stock Split or 2011 Reverse Stock Split.
Net Income (Loss) Per Share
Basic and diluted net income (loss) per share is computed using the weighted-average number of common shares outstanding during the periods. Basic earnings per share (“EPS”) is calculated by dividing the net income or loss by the weighted-average number of common shares outstanding for the period, without consideration for Common Stock equivalents. Diluted EPS is computed by dividing the net income or loss by the weighted-average number of common shares and Common Stock equivalents outstanding for the period issuable upon the conversion of preferred stock and exercise of stock options and warrants. These Common Stock equivalents are included in the calculation of diluted EPS only if their effect is dilutive. There is no difference between basic and diluted net loss per share for the year ended December 31, 2012 or December 31, 2011, as potentially dilutive securities have been excluded from the calculation of diluted net loss per common share because the inclusion of such securities would be antidilutive.
At December 31, 2012 and 2011, the potentially dilutive securities include 4.5 billion and 6.7 billion shares, respectively, reserved for the conversion of convertible preferred stock, including accrued dividends, and the exercise of outstanding stock options and warrants.
Segment Reporting
Management has determined that the Company operates in one business segment, which is the development of pharmaceutical products.
Derivative Liabilities
In May 2010, the Company entered into definitive agreements with institutional investors and affiliates for a private placement of Common Stock, redeemable convertible preferred stock and warrants to purchase redeemable convertible preferred stock for initial proceeds of $6,003,000 (the “May 2010 Financing”). In conjunction with the May 2010 Financing, the Company issued redeemable convertible preferred stock that contained certain embedded derivative features, as well as warrants that are accounted for as derivative liabilities. During 2012 warrants from the May 2010 Financing were exercised resulting in the issuance of Series D-1[2] Stock which had certain embedded derivative features (see Notes 2 and 4).
The Company’s derivative liabilities were initially recorded at their estimated fair value on the date of issuance and were subsequently adjusted to reflect the estimated fair value at each period end, with any decrease or increase in the estimated fair value being recorded as other income or expense, accordingly. The fair value of these liabilities was estimated using option pricing models that are based on the individual characteristics of the Common Stock and preferred stock, the derivative liability on the valuation date, probabilities related to the Company’s operations and clinical development (based on industry data), as well as assumptions for volatility, remaining expected life, risk-free interest rate and, in some cases, credit spread. The option pricing models were particularly sensitive to changes in probabilities and the closing price per share of the Company’s Common Stock.
Adoption of Recent Accounting Pronouncements
Effective January 1, 2012, we adopted Financial Accounting Standards Board’s (“FASB”) Accounting Standards Update (“ASU”) No. 2011-5, Comprehensive Income (Topic 220): Presentation of Comprehensive Income and ASU No. 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU No. 2011-5. In these updates, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. ASU No. 2011-5 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in ASU No. 2011-5 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments in these updates are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of ASU Nos. 2011-5 and 2011-12 did not have a material impact on our consolidated financial position or results of operations. We have presented comprehensive loss in the Company’s Consolidated Statements of Comprehensive Loss.
Effective January 1, 2012, we prospectively adopted FASB’s ASU No. 2011-4, “Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. The amendments in ASU 2011-4 result in common fair value measurement and disclosure requirements in GAAP and International Financial Reporting Standards (“IFRS”). Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. This pronouncement is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of ASU No. 2011-4 did not have a material effect on the Company’s consolidated financial position or results of operations.

Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed financial statements of La Jolla Pharmaceutical Company (the “Company”) have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and with the instructions to Form 10-Q and Article 8 of the Securities and Exchange Commission (“SEC”) Regulation S-X. Accordingly, they should be read in conjunction with the audited consolidated financial statements and notes thereto for the fiscal year ended December 31, 2012, included in our Annual Report on Form 10-K filed with the SEC on April 1, 2013. The unaudited condensed consolidated financial statements contain all normal recurring accruals and adjustments that, in the opinion of management, are necessary to present fairly the consolidated financial position of the Company at September 30, 2013, and the consolidated results of our operations for the three and nine months ended September 30, 2013 and the consolidated cash flows for the nine months ended September 30, 2013. All intercompany accounts and transactions have been eliminated. It should be understood that accounting measurements at interim dates inherently involve greater reliance on estimates than at year end. The results of operations for the three and nine months ended September 30, 2013 are not necessarily indicative of the results to be expected for the full year or any future interim periods.

Significant Events for 2013

On September 24, 2013, the Company entered into a Securities Purchase Agreement with the purchasers thereto (the “Securities Purchase Agreement”), pursuant to which the Company agreed to sell, for an aggregate price of $10 million, approximately 96,431,000 shares of the Company’s Common Stock, par value $0.0001 per share (the “Common Stock”), at a price of $0.07 per share (the “Common Shares”) and approximately 3,250 shares of Series F Convertible Preferred Stock at a price of $1,000 per share (the “Preferred Shares” and, together with the Common Shares, the “Shares”) (the “Private Placement”). The Private Placement closed on September 27, 2013, subject to customary closing conditions (the “Closing”). The estimated proceeds to the Company, net of commissions, was approximately $9.7 million.
Corporate Structure
The Company was incorporated in 1989 as a Delaware corporation. On June 7, 2012, the Company reincorporated in the State of California. All common and preferred shares of the Delaware company were exchanged for common and preferred shares of the Company.
Use of Estimates
The preparation of condensed financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the unaudited condensed financial statements and disclosures made in the accompanying notes to the unaudited condensed financial statements. Actual results could differ materially from those estimates.
Net Loss Per Share
Basic and diluted net loss per share is computed using the weighted-average number of common shares outstanding during the periods. Basic earnings per share (“EPS”) is calculated by dividing the net income or loss by the weighted-average number of common shares outstanding for the period, without consideration for common stock equivalents. Diluted EPS is computed by dividing the net income or loss by the weighted-average number of common shares and common stock equivalents outstanding for the period issuable upon the conversion of preferred stock and exercise of stock options and warrants. These common stock equivalents are included in the calculation of diluted EPS only if their effect is dilutive. There is no difference between basic and diluted net loss per share for the three and nine months ended September 30, 2013, as potentially dilutive securities have been excluded from the calculation of diluted net loss per common share because the inclusion of such securities would be antidilutive.  As of September 30, 2013 and December 31, 2012, an aggregate of 657 million and 4.5 billion potentially dilutive common shares, respectively, related to the outstanding preferred stock, stock options, restricted stock units and warrants were excluded from the diluted loss per share.
Restricted Cash
Restricted cash consists of certificates of deposit on hand with the Company’s financial institutions as collateral for its San Diego office space.
Derivative Liabilities
In the Company’s private placement of common stock, redeemable convertible preferred stock and warrants to purchase convertible preferred stock that occurred in May of 2010 (the “May 2010 Financing”), the Company issued redeemable convertible preferred stock that contained certain embedded derivative features, as well as warrants that were accounted for as derivative liabilities.
The Series C-1[2] Convertible Preferred Stock (the “Series C-1[2] Preferred”), Series D-1[2] Convertible Preferred Stock (the “Series D-1[2] Preferred”) and the securities underlying the warrants to purchase shares of Series C-2[2] Convertible Preferred Stock (the “Series C-2[2] Warrants”) issued in the May 2010 Financing contain conversion features. In addition, the Series C-1[2] Preferred, Series D-1[2] Preferred and the securities underlying the Series C-2[2] Warrants were subject to redemption provisions and certain conversion features. As of December 31, 2012, pursuant to a Consent, Waiver and Amendment Agreement (the “Second Waiver Agreement”) that the Company entered into with its preferred stockholders, the redemption features, certain conversion features and the warrants to purchase shares of the Company’s Series D-2[2] Convertible Preferred Stock (the “Series D-2[2] Warrants”) were eliminated, removing the derivative liabilities.
The Company’s derivative liabilities were initially recorded at their estimated fair value on the date of issuance and were subsequently adjusted to reflect the estimated fair value at each period end, with any decrease or increase in the estimated fair value being recorded as other income or expense, accordingly.